RELATED PARTIES (Details Narrative) - USD ($)													1 Months Ended	12 Months Ended
	Nov. 11, 2020	Jun. 23, 2020	Jun. 22, 2020	May 18, 2020	Apr. 20, 2020	Mar. 15, 2020	Feb. 12, 2020	Sep. 03, 2019	Aug. 27, 2019	Jul. 31, 2019	May 30, 2019	May 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021	Jun. 03, 2019
Entity Listings [Line Items]
Total expenses														$ 143,000	$ 329,000
Future services														$ 47,000	$ 73,000
Additional paid in capital																	$ 720,000
Common Stock, Shares Authorized													75,000,000	75,000,000	75,000,000	300,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number														215,742
Common Stock, Par or Stated Value Per Share													$ 0.001	$ 0.001	$ 0.001	$ 0.001
Board of Directors [Member]
Entity Listings [Line Items]
Common Stock, Shares Authorized						16,025	248,411
Stock Option, Exercise Price, Increase						$ 2.61
Management Fee Expense						$ 4,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						33.33%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights						) years; and (iii) an acceleration mechanism pursuant to which any outstanding and unvested option shall immediately accelerate and vest upon the occurrence of certain events, including, inter alia, a merger or sale of all assets of the Company.
Company Officers [Member]
Entity Listings [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number							207,262
Stock Issued During Period, Shares, Conversion of Convertible Securities							1
Common Stock, Par or Stated Value Per Share							$ 0.001
Stock Option, Exercise Price, Increase							$ 2.61
Prof. Benad Goldwasser [Member]
Entity Listings [Line Items]
Common Stock, Shares Authorized			69,796
CEO and Director [Member]
Entity Listings [Line Items]
Common Stock, Shares Authorized			69,796
Stock Option, Exercise Price, Increase			$ 2.61
Director [Member]
Entity Listings [Line Items]
Common Stock, Shares Authorized	16,025
Stock Option, Exercise Price, Increase	$ 3.15
Consulting agreement [Member] | Benad Goldwasser [Member]
Entity Listings [Line Items]
Debt instrument, periodic payment										$ 10,000
Fully-diluted share capital percentage										5.00%
Medigus Ltd [Member] | Intercompany Agreement [Member]
Entity Listings [Line Items]
Intercompany agreement description											The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam employee car; (4) external accountant services at a price of USD 6,000 per annum; (5) directors and officers insurance at a sum of 1/3 of Parent Company cost; (6) CFO services at a sum of 50% of Parent Company CFO employer cost; (7) every direct expense of ScoutCam that is paid by the Parent Company in its entirety subject to approval of such direct expenses in advance; and (8) any other mutual expense that is borne by the parties according to the respective portion of the Mutual Expense.	The agreed upon services provided under the Intercompany Agreement included: (1) lease of office space and clean room based on actual space utilized by ScoutCam Ltd. and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a ScoutCam Ltd. employee car; (4) external accountant services at a price of USD
[custom:ExternalAccountantServicePrice]												$ 6,000,000
Medigus Ltd [Member] | Amended and Restated Intercompany Services Agreement [Member]
Entity Listings [Line Items]
Intercompany agreement description					1) lease of office space based on actual space utilized by the Parent Company and in shared spaces according to employee ratio; (2) utilities such as electricity water, IT and communication services based on employee ratio; (3) car services, including car rental, gas usage, payment for toll roads based on 100% of expense incurred from a Subsidiary employee car; (5) directors and officers insurance the Parent Company shall pay $150,000 of the annual premium.; (6) CFO services at a sum of 50% of Parent Company CFO employer cost; (7) every direct expense of the Subsidiary that is paid by the Parent Company in its entirety subject to approval of such direct expenses in advance; and (7) any other mutual expense that is borne by the parties according to the respective portion of the mutual expense.
ScoutCam Ltd., [Member] | Line of Credit [Member]
Entity Listings [Line Items]
Line of credit									$ 500,000
Annual interest rate									4.00%
Line of credit facility, description									The repayment of the credit line amount shall be spread over one year in monthly payments beginning January 2020.
ScoutCam Ltd., [Member] | Asset Transfer Agreement [Member]
Entity Listings [Line Items]
Sale of assets to parent company								$ 168,000
Medigus and ScoutCam Ltd. [Member]
Entity Listings [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 381,136
Debt Conversion, Description		In accordance with the terms of the Conversion Side Letter, the Company issued to Medigus, at a purchase price of
Medigus and ScoutCam Ltd. [Member] | Intercompany Agreement [Member]
Entity Listings [Line Items]
Services agreement description					On April 20, 2020, Medigus and ScoutCam entered into that certain Intercompany Services Agreement, which amended and restated the intercompany services agreement executed between the parties on May 30, 2019. The agreement has an initial term of one year, and renews automatically for additional one-year periods, unless either party provides 60 (sixty) days written notice of non renewal. Either Medigus or ScoutCam may terminate the agreement for convenience upon providing 60 (sixty) days prior written notice.
Medigus and ScoutCam Ltd. [Member] | Voting Agreement [Member]
Entity Listings [Line Items]
Beneficial Shares, Description				(a) one person designated by Arkin shall be elected to the Board, for so long as Arkin, together with its Affiliates, continues to own beneficially at least eight (8%) of the issued and outstanding capital stock of the Company (“Arkin Director”), and (b) (i) three persons designated by Medigus shall be elected to the Board, for so long as Medigus, together with its Affiliates, continues to own beneficially at least thirty five (35%) of the issued and outstanding capital stock of the Company, or (ii) two persons designated by Medigus for so long as Medigus, together with its Affiliates, continues to own beneficially less than thirty five (35%) and more than twenty (20%) of the issued and outstanding capital stock of the Company, or (iii) one person designated by Medigus for so long as Medigus, together with its Affiliates, continues to own beneficially less than twenty (20%) and more than eight (8%) of the issued and outstanding capital stock of the Company.
Shrem Zilberman Group Ltd [Member] | Consulting agreement [Member]
Entity Listings [Line Items]
Total expenses													$ 165,000